DIRECTORS LOAN (Details 1) - CAD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2019
DIRECTORS LOAN
Non-current portion	$ 898,405	$ 784,947
Total	$ 898,405	$ 784,947	$ 784,947	$ 648,005	$ 1,000,000